Variable interest entity (Tables)	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of VIEs’ consolidated assets and liabilities

	June 30, 2025	December 31, 2024
	(Unaudited)
Current assets	$12,019,639	$12,630,910
Other assets	352,302	350,188
Total assets	12,371,941	12,981,098
Total liabilities	(3,501,363)	(3,897,967)
Net assets	$8,870,578	$9,083,131

	June 30, 2025	December 31, 2024
	(Unaudited)
Current liabilities:
Accounts payable	$2,609,609	$2,787,656
Other payables and accrued liabilities	113,867	207,558
Contract liabilities	6,502	37,316
Lease liabilities	181,392	133,818
Taxes payable	424,225	528,173
Total current liabilities	3,335,595	3,694,521
Lease liabilities – non-current	165,768	203,446
Total liabilities	$3,501,363	$3,897,967

The summarized operating results of the VIEs are as follows:

	For the six months ended June 30, 2025	For the six months ended June 30, 2024
	(Unaudited)
Operating revenues	$3,443,594	$—
Gross profit	1,281,226	—
Loss from operations	(409,275)	—
Net loss	(379,895)	—
Net loss attributable to INFOBIRD CO., LTD	(368,498)	—
Net loss attributable to non-controlling interest	$(11,397)	$—